Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
VAT tax payable	$ 422,678	$ 330,966
Corporate income tax payable	2,156,850	2,146,610
Land use tax and other taxes payable	20,242	16,108
Total	$ 2,599,770	$ 2,493,685